Taxes (Details) - Schedule of breakdown of the income tax provision	9 Months Ended
Dec. 31, 2021 USD ($)
Federal
Current
Deferred	(49,406)
State and local
Current
Deferred
Change in valuation allowance	49,406
Income tax provision